17. Borrowings (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
Borrowings Details Narrative
Interest costs	€ 762	€ 703
Foreign exchange losses	86	€ 527
Loan payable, current	€ 973		€ 3,083